Deferred compensation awards - SAR Plan A awards, weighted-average assumptions (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred Compensation Awards [Abstract]
Expected volatility		33.30%	35.30%
Expected dividends yield		3.67%	3.07%
Expected lives (in years)		4 years 6 months	4 years 6 months
Risk-free interest rate		0.10%	0.10%